14. Property and equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	R$ 9,182	R$ 10,377
Additions	1,367	1,387
Depreciation	(701)	(802)
Write-offs	(536)	(179)
Transfers	(13)	6
Exchange rate changes	0	(11)
Assets held for sale and discontinued operations	(161)	(1,596)
Property and equipment, ending	9,138	9,182
Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	43	72
Additions	0	5
Depreciation	(7)	(18)
Write-offs	0	(2)
Transfers	(1)	0
Exchange rate changes	0	0
Assets held for sale and discontinued operations	0	(14)
Property and equipment, ending	35	43
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1,414	1,464
Additions	0	0
Depreciation	0	0
Write-offs	(31)	(1)
Transfers	(21)	36
Exchange rate changes	0	0
Assets held for sale and discontinued operations	0	(85)
Property and equipment, ending	1,362	1,414
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1,856	2,023
Additions	113	48
Depreciation	(59)	(62)
Write-offs	(225)	(24)
Transfers	85	(96)
Exchange rate changes	0	0
Assets held for sale and discontinued operations	0	(33)
Property and equipment, ending	1,770	1,856
Buildings | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	20	21
Additions	0	0
Depreciation	0	(1)
Write-offs	0	0
Transfers	0	0
Exchange rate changes	0	0
Assets held for sale and discontinued operations	0	0
Property and equipment, ending	20	20
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	3,284	3,675
Additions	295	213
Depreciation	(254)	(272)
Write-offs	(156)	(83)
Transfers	342	441
Exchange rate changes	0	0
Assets held for sale and discontinued operations	(19)	(690)
Property and equipment, ending	3,492	3,284
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1,340	1,676
Additions	158	295
Depreciation	(234)	(279)
Write-offs	(77)	(26)
Transfers	118	35
Exchange rate changes	0	(1)
Assets held for sale and discontinued operations	(43)	(360)
Property and equipment, ending	1,262	1,340
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	433	422
Additions	109	175
Depreciation	(46)	(47)
Write-offs	(20)	(7)
Transfers	5	19
Exchange rate changes	0	(5)
Assets held for sale and discontinued operations	6	(124)
Property and equipment, ending	487	433
Facilities | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	1
Additions	0	0
Depreciation	0	(1)
Write-offs	0	0
Transfers	0	0
Exchange rate changes	0	0
Assets held for sale and discontinued operations	0	0
Property and equipment, ending	0	0
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	543	701
Additions	55	73
Depreciation	(79)	(90)
Write-offs	(14)	(5)
Transfers	60	28
Exchange rate changes	0	(3)
Assets held for sale and discontinued operations	(25)	(161)
Property and equipment, ending	540	543
Furniture and fixtures | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	6	6
Additions	0	0
Depreciation	(2)	0
Write-offs	0	0
Transfers	0	0
Exchange rate changes	0	0
Assets held for sale and discontinued operations	0	0
Property and equipment, ending	4	6
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	2	75
Additions	0	1
Depreciation	(1)	(6)
Write-offs	(6)	(11)
Transfers	5	0
Exchange rate changes	0	0
Assets held for sale and discontinued operations	1	(57)
Property and equipment, ending	1	2
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	204	172
Additions	596	546
Depreciation	0	(1)
Write-offs	(4)	(11)
Transfers	(595)	(450)
Exchange rate changes	0	(2)
Assets held for sale and discontinued operations	(75)	(50)
Property and equipment, ending	126	204
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	63	97
Additions	41	31
Depreciation	(21)	(27)
Write-offs	(3)	(9)
Transfers	(11)	(7)
Exchange rate changes	0	0
Assets held for sale and discontinued operations	(6)	(22)
Property and equipment, ending	63	63
Total property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	9,139	10,305
Additions	1,367	1,382
Depreciation	(694)	(784)
Write-offs	(536)	(177)
Transfers	(12)	6
Exchange rate changes	0	(11)
Assets held for sale and discontinued operations	(161)	(1,582)
Property and equipment, ending	9,103	9,139
Equipment | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	9	13
Additions	0	0
Depreciation	(2)	(2)
Write-offs	0	(2)
Transfers	(1)	0
Exchange rate changes	0	0
Assets held for sale and discontinued operations	0	0
Property and equipment, ending	6	9
IT equipment | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	8	31
Additions	0	5
Depreciation	(3)	(14)
Write-offs	0	0
Transfers	0	0
Exchange rate changes	0	0
Assets held for sale and discontinued operations	0	(14)
Property and equipment, ending	R$ 5	R$ 8